DEFINED CONTRIBUTION EMPLOYEE PENSION PLAN	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
DEFINED CONTRIBUTION EMPLOYEE PENSION PLAN
16.    DEFINED CONTRIBUTION EMPLOYEE PENSION PLAN

The Company contributes to a defined contribution Employee Pension Plan for all its employees.  Contributions to this Plan are expensed as incurred.  The Company makes a matching contribution equal to 50% of the employee’s contribution, to a maximum of 3% of the employee’s annual remuneration (subject to regulatory maximums).  These employer contributions vest immediately with the employee contribution.  The expense for the defined contribution plan during the years ended December 31, 2013 and 2012 totaled $294 and $271.